Related-Party Disclosures - Schedule of Compensation of Key Management Personnel and Directors of the Company (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Salaries and other short-term employment benefits	$ 18.0	$ 15.5
Directors’ fees	1.2	0.7
Share-based compensation	20.1	36.8
Total compensation	$ 39.3	$ 53.0